Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,780,003.48
Previously Paid Amount
Total Fee Amount	3,836.42
Total Offset Amount
Net Fee	$ 3,836.42